BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Increase in cash and cash equivalents	$ 627	$ 642	$ 525	$ 512
Decrease in restricted cash	(165)	(44)
Increase in cash used in investing activities	1,018	738	1,027
Renewable Credits | Goods or services transferred at point in time
Disclosure of classes of share capital [line items]
Revenue from contracts with customers	244	259	181
Energy derivative contracts
Disclosure of classes of share capital [line items]
Increase (decrease) in revenues from reclassification from OCI	$ 119	$ (146)	$ (30)